Expense Example - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443